UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar or Quarter Ended:	March 31, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:	        Earl M. Foster Associates
Address:	7241 S.W. 168 Street
		Suite C
		Miami, FL  33157

Form 13F File Number:	28-12428

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Earl M. Foster
Title:		President
Phone:		305-232-4000
Signature, Place and Date of Signing:
Earl M. Foster, Miami, FL, 5/12/08

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this Reporting manger are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this Report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the Holdings for this reporting manager are reported in this Report and a portion are reported by other reporting
Manager(s).)

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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 52
Form 13F Information Table Value Total: 74,196 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE

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
FORM 13F NAME OF REPORTING MGR - EARL M. FOSTER ASSOCIATES


COL. 1                              COL. 2           COL. 3       COL. 4      COL. 5                       COL. 6    COL. 7 COL.8
NAME OF ISSUER                      CLASS            CUSIP      MKT.VALUE     SHARES    SH/PRN  PUT/CALL   INVSTMT  OTHER   AUTH.
                                                                  (x$1,000)                                  DSCRETN  MGRS.

AT&T INC                            com             00206r102    2,912       76,032                        sole             sole
ANHEUSER BUSCH COS INC              com             035229103      435        9,175                        sole             sole
BANK OF AMERICA                     com             060505104    1,690       44,592                        sole             sole
BLDRS INDEX FDS TR                  emer mk 50 adr  09348R300    1,990       40,915                        sole             sole
BOEING CO.                          com             097023105    1,713       23,035                        sole             sole
CARNIVAL CORP CL A                  paired ctf      143658300    1,817       44,875                        sole             sole
CHEVRON TEXACO                      com             166764100    3,026       35,449                        sole             sole
CISCO SYSTEMS, INC.                 com             17275R102    1,956       81,215                        sole             sole
CITIGROUP                           com             172967101      503       23,471                        sole             sole
COGNIZANT TECHNOLOGY SOLUTIONS      cl a            192446102    1,153       39,985                        sole             sole
COLGATE PALMOLIVE                   com             194162103      456        5,850                        sole             sole
COVENTRY HEALTH                     com             222862104    1,323       32,790                        sole             sole
CVS CAREMARK CORP.                  com             126650100    2,031       50,141                        sole             sole
DUKE REALTY CORP                    com             264411505      967       42,400                        sole             sole
EXXON MOBIL                         com             30231g102      761        8,994                        sole             sole
FORD MOTOR CO                       com             345370860      107       18,626                        sole             sole
FRANKLIN STREET PROP                com             35471R106      518       36,200                        sole             sole
GENERAL ELECTRIC                    com             369604103    3,940      106,456                        sole             sole
GENERAL MOTORS                      com             370442105      191       10,000                        sole             sole
HOSPITALITY PPTY TR                 com sh ben int  44106M102    1,155       33,955                        sole             sole
INFOSYS TECHNOLOGIES LTD            sponsored adr   456788108    1,331       37,210                        sole             sole
IBM CORP                            com             459200101    2,684       23,311                        sole             sole
ISHARES TRUST                       s&p500 grw      464287309      416        6,629                        sole             sole
ISHARES TRUST                       msci emerg mkt  464287234      203        1,510                        sole             sole
ISHARES TRUST                       msci grw idx    464288885      277        3,835                        sole             sole
ISHARES TRUST                       msci val idx    464288877      383        5,845                        sole             sole
ISHARES TRUST                       7-10yr trs bd   464287440      236        2,575                        sole             sole
JOHN HANCOCK INVS TR                com             410142103      470       26,840                        sole             sole
JOHN HANCOCK PAT PREM               com sh ben int  41013T105      442       48,050                        sole             sole
JOHNSON & JOHNSON                   com             478160104    2,485       38,301                        sole             sole
LADENBURG THALMAN FIN               com             50575Q102       49       26,000                        sole             sole
LOWE'S CO.                          com             548661107    1,049       45,716                        sole             sole
MEDTRONIC INC                       com             585055106    2,372       49,030                        sole             sole
MICROSOFT CORP.                     com             594918104    1,789       63,026                        sole             sole
3M CO                               com             88579Y101    1,120       14,153                        sole             sole
NOVARTIS AG ADR                     sponsored adr   66987V109    2,559       49,945                        sole             sole
ORACLE CORP.                        com             68389X105    1,853       94,717                        sole             sole
PAYCHEX INC.                        com             704326107    2,222       64,850                        sole             sole
PEPSICO INC                         com             713448108    2,352       32,573                        sole             sole
POWERSHARES ETF TR                  energy sec por  73935X385    2,277       65,515                        sole             sole
POWERSHARES ETF TR                  dyn lrg cp grw  73935X609      448       27,224                        sole             sole
PROCTER & GAMBLE CO                 com             742718109    2,673       38,142                        sole             sole
PUTNAM PREMIER INCOME TRUST         sh ben int      746853100      228       37,542                        sole             sole
SELECT SECTOR SPDR                  sbi healthcare  81369Y209      442       14,165                        sole             sole
SELECT SECTOR SPDR                  sbi int-tech    81369y803    3,708      165,538                        sole             sole
STAPLES INC COM                     com             855030102    2,218      100,315                        sole             sole
TARGET                              com             87612E106      645       12,727                        sole             sole
WACHOVIA CORPORATION                com             929903102      987       36,557                        sole             sole
WAL-MART STORES                     com             931142103    2,971       56,390                        sole             sole
WELLPOINT INC                       com             94973v107    1,602       36,305                        sole             sole
WELLS FARGO & CO.                   com             949746101    1,873       64,355                        sole             sole
ZIMMER HOLDINGS, INC.               com             98956p102    1,192       15,310                        sole             sole